Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the activity of accumulated other comprehensive income (loss) during the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Accumulated translation adjustment	Accumulated unrealized holding gains (losses) on available-for-sale securities	Accumulated other comprehensive income (loss)
Balance at December 31, 2012	$(2)	$(40)	$(42)
Other comprehensive income (loss)	56	(156)	(100)
Balance at December 31, 2013	54	(196)	(142)
Other comprehensive income	93	60	153
Reclassification of realized loss	—	136	136
Balance at December 31, 2014	147	—	147
Other comprehensive income (loss)	133	(39)	94
Balance at December 31, 2015	$280	$(39)	$241